Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss

Note	21 | Financial assets at fair value through profit or loss

	12.31.24	12.31.23

Negotiable instruments	114,494	1,280
Mutual funds	248,857	178,653
Total Financial assets at fair value through profit or loss	363,351	179,933